Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Borrowings, beginning balance	$ 979,575	$ 1,232,164
Borrowings, ending balance	981,030	979,575
Senior unsecured notes [Member]
Statements [Line Items]
Borrowings, beginning balance	987,903	986,574
Transaction costs		(133)
Change in fair value of embedded derivative (prepayment option)	316	450
Accretion of transaction costs and premiums	1,087	1,012
Borrowings, ending balance	989,306	987,903
Equipment finance facility [Member]
Statements [Line Items]
Borrowings, beginning balance	0	50,267
Transaction costs		(326)
Payments made		(54,364)
Write-down of unamortized transaction costs		3,552
Accretion of transaction costs and premiums		871
Borrowings, ending balance	0	0
Senior secured revolving credit facilities [Member]
Statements [Line Items]
Borrowings, beginning balance	0	202,075
Addition to Principal		25,000
Payments made		(227,075)
Borrowings, ending balance	$ 0	$ 0